Significant Events - Wintering Hills Assets Held for Sale (Details) - Wintering Hills - Wind and Solar - CAD ($) $ in Millions		12 Months Ended
	Mar. 01, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease through classified as held for sale, investment property		$ 28
Proceeds from sale of assets held for sale	$ 61